Debt - Schedule of Maturities of Long-Term Debt (Details) - USD ($) $ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Debt Instrument [Line Items]
Debt, accrued PIK interest	$ 146	$ 169
Payment in Kind (PIK) Note
Debt Instrument [Line Items]
Long-term debt, excluding current maturities, gross	1,643
Debt (Excluding Debt Discount and Issuance Costs and NetDragon Group Loan)
Debt Instrument [Line Items]
Remainder of 2024	98
2025	82
2026	0
2027	0
2028	88,077
Thereafter	0
Long-term debt	88,257
Convertible Senior Notes | Convertible Debt
Debt Instrument [Line Items]
Debt instrument, face amount	$ 65,000